Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Sep. 30, 2024 USD ($) security	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 244.7	$ 196.5	$ 2,321.4
Gross unrealized losses, less than twelve months	(1.2)	(2.1)	(145.4)
Over 12 months, Fair Market Value	2,169.1	2,802.0	1,323.7
Over 12 months, Gross Unrealized Losses	(142.3)	(219.7)	(193.6)
Total, Fair Market Value	$ 2,413.8	2,998.5	3,645.1
Total, Gross Unrealized Losses		$ (221.8)	$ (339.0)
Number of Securities | security	781	950	1,166
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value			$ 2,269.5
Gross unrealized losses, less than twelve months			(145.0)
Over 12 months, Fair Market Value			1,323.7
Over 12 months, Gross Unrealized Losses			(193.6)
Total, Fair Market Value			3,593.2
Total, Gross Unrealized Losses			$ (338.6)
Number of Securities | Security			1,165
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value			$ 51.9
Gross unrealized losses, less than twelve months			(0.4)
Over 12 months, Fair Market Value			0.0
Over 12 months, Gross Unrealized Losses			0.0
Total, Fair Market Value			51.9
Total, Gross Unrealized Losses			$ (0.4)
Number of Securities | Security			1
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 126.0	$ 105.5	$ 741.1
Gross unrealized losses, less than twelve months	(0.7)	(0.5)	(30.6)
Over 12 months, Fair Market Value	560.2	673.3	203.4
Over 12 months, Gross Unrealized Losses	(13.1)	(26.2)	(20.1)
Total, Fair Market Value	$ 686.2	778.8	944.5
Total, Gross Unrealized Losses		$ (26.7)	$ (50.7)
Number of Securities | security	65	74	118
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 0.0	$ 7.1
Gross unrealized losses, less than twelve months	0.0	0.0	(0.4)
Over 12 months, Fair Market Value	7.4	7.2	1.7
Over 12 months, Gross Unrealized Losses	(0.1)	(0.3)	0.0
Total, Fair Market Value	$ 7.4	7.2	8.8
Total, Gross Unrealized Losses		$ (0.3)	$ (0.4)
Number of Securities | security	1	1	5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 11.1	$ 133.1
Gross unrealized losses, less than twelve months	0.0	(1.0)	(7.1)
Over 12 months, Fair Market Value	66.2	117.0	16.4
Over 12 months, Gross Unrealized Losses	(1.6)	(4.0)	(2.3)
Total, Fair Market Value	$ 66.2	128.1	149.5
Total, Gross Unrealized Losses		$ (5.0)	$ (9.4)
Number of Securities | security	37	54	59
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 59.0	$ 46.7	$ 1,104.7
Gross unrealized losses, less than twelve months	(0.3)	(0.4)	(77.6)
Over 12 months, Fair Market Value	920.7	1,287.2	568.2
Over 12 months, Gross Unrealized Losses	(58.2)	(101.1)	(91.5)
Total, Fair Market Value	$ 979.7	1,333.9	1,672.9
Total, Gross Unrealized Losses		$ (101.5)	$ (169.1)
Number of Securities | security	435	558	701
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 4.2	$ 0.2	$ 11.3
Gross unrealized losses, less than twelve months	0.0	0.0	(0.5)
Over 12 months, Fair Market Value	102.9	95.5	99.0
Over 12 months, Gross Unrealized Losses	(3.1)	(5.9)	(8.3)
Total, Fair Market Value	$ 107.1	95.7	110.3
Total, Gross Unrealized Losses		$ (5.9)	$ (8.8)
Number of Securities | security	12	12	16
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 23.6	$ 32.9	$ 63.8
Gross unrealized losses, less than twelve months	0.0	(0.2)	(2.9)
Over 12 months, Fair Market Value	114.6	180.1	135.9
Over 12 months, Gross Unrealized Losses	(2.2)	(6.5)	(8.6)
Total, Fair Market Value	$ 138.2	213.0	199.7
Total, Gross Unrealized Losses		$ (6.7)	$ (11.5)
Number of Securities | security	37	53	45
Agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 0.0	$ 5.6
Gross unrealized losses, less than twelve months	0.0	0.0	(1.0)
Over 12 months, Fair Market Value	4.6	5.8	0.0
Over 12 months, Gross Unrealized Losses	(0.5)	(0.8)	0.0
Total, Fair Market Value	$ 4.6	5.8	5.6
Total, Gross Unrealized Losses		$ (0.8)	$ (1.0)
Number of Securities | security	1	1	1
Residential Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 13.1	$ 0.1
Gross unrealized losses, less than twelve months	0.0	0.0
Over 12 months, Fair Market Value	392.5	435.9
Over 12 months, Gross Unrealized Losses	(63.5)	(74.9)
Total, Fair Market Value	$ 405.6	436.0
Total, Gross Unrealized Losses		$ (74.9)
Number of Securities | security	181	197
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value			$ 202.8
Gross unrealized losses, less than twelve months			(24.9)
Over 12 months, Fair Market Value			299.1
Over 12 months, Gross Unrealized Losses			(62.8)
Total, Fair Market Value			501.9
Total, Gross Unrealized Losses			$ (87.7)
Number of Securities | security			220